Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Coal rights	Software and other	Power sale contracts	Intangibles under development	Total
Cost
As at Dec. 31, 2017	178	314	223	29	744
Additions(1)	—	—	—	53	53
Retirements and disposals(2)	—	(2)	—	—	(2)
Change in foreign exchange rates	—	3	—	—	3
Transfers	7	24	14	(36)	9
As at Dec. 31, 2018	185	339	237	46	807
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)	—	(5)	—	—	(5)
Additions	—	—	—	14	14
Acquisition	—	1	—	15	16
Disposals (Note 4(D))	(37)	(1)	—	—	(38)
Change in foreign exchange rates	—	(4)	(1)	(1)	(6)
Transfers	1	48	14	(63)	—
As at Dec. 31, 2019	149	378	250	11	788

Accumulated amortization
As at Dec. 31, 2017	125	188	67	—	380
Amortization	9	32	9	—	50
Retirements and disposals	—	(1)	—	—	(1)
Change in foreign exchange rates	—	2	—	—	2
Transfers	(17)	—	20	—	3
As at Dec. 31, 2018	117	221	96	—	434
Assets transferred to right of use assets on implementation of IFRS 16 (Note 3 and 18)	—	(3)	—	—	(3)
Amortization	8	31	11	—	50
Disposals (Note 4(D))	(9)	(1)	—	—	(10)
Change in foreign exchange rates	—	(1)	—	—	(1)
Transfers	1	(1)	—	—	—
As at Dec. 31, 2019	117	246	107	—	470

Carrying amount
As at Dec. 31, 2017	53	126	156	29	364
As at Dec. 31, 2018	68	118	141	46	373
As at Dec. 31, 2019	32	132	143	11	318
(1) Includes $33 million related to the acquisition of Big Level.
(2) Includes the impairment charge of $1 million relating to Kent Breeze. See Note 7 for further details.